Leases - Lease liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 12, 2022
Leases
Balance at beginning of year		£ 460	£ 217
Exchange differences		(20)	(1)
Lease payments		(182)	(114)
Interest		25	10	£ 6
Additions		161	140
Acquisition of companies and businesses		1	208
Balance at end of year		445	460	217
Non-current	[1]	318	325
Current		127	135
Total		445	460	£ 217
Measurement period adjustments
Leases
Balance at beginning of year		£ (7)
Balance at end of year			(7)
Total			£ (7)		£ (8)

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).